Post-Employment Benefits - Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans (Parenthetical) (Detail) kr in Millions	12 Months Ended
Dec. 31, 2020 SEK (kr)
US [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Gains (losses) arising from settlements on defined benefit plans	kr 93
United Kingdom [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Defined benefit plans net interest income	327
Defined benefit plans interest cost	kr 295